Financial Information as per operating segments (Details 8) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Assets		$ 2,846,750,637	$ 2,525,336,532
Chile Segment [Member]
Statement [Line Items]
Assets		1,586,202,143	1,473,645,561
International Business Segment [Member]
Statement [Line Items]
Assets		637,642,711	428,447,375
Wines Segment [Member]
Statement [Line Items]
Assets		442,524,176	425,591,825
Other Segments [Member]
Statement [Line Items]
Assets	[1]	$ 180,381,607	$ 197,651,771

[1]	Includes assets corresponding to the Corporate Support Units.